CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net Loss	$ (111,160)	$ (119,927)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of Collabria client list	8,046	12,081
Amortization of ReadyOp software platform	16,299	16,299
Provision for bad debt	8,000
(Increase) decrease in assets:
Accounts receivable	39,295	22,401
Inventory	(23,010)	4,835
Prepaid expenses and other current assets	(18,000)	4,000
Assets from discontinued operations	(38,445)	14,958
Increase (decrease) in liabilities:
Accounts payable	(50,688)	16,939
Accrued expenses	42,622	11,708
Customer deposits	2,000	(10,000)
Deferred revenue	18,835	(2,140)
Liabilities from discontinued operations	60,582	1,467
Net Cash Used in Operating Activities	(45,624)	(27,379)
Cash Flows From Investing Activities
Issuance of note receivable - discontinued operations	(25,000)
Net Cash Used in Investing Activities	(25,000)
Cash Flows From Financing Activities:
Proceeds from issuance of installment loan-discontinued operations	43,810
Repayment of installment loan - discontinued operations	(1,940)
Proceeds from note payable stockholders		30,000
Principal payments on notes payable stockholders		(7,891)
Proceeds from issuance of Common Stock	75,000
Net Cash Provided by Financing Activities	116,870	22,109
Net Increase (Decrease) In Cash	46,246	(5,270)
Cash - Beginning of Period	413	7,560
Cash - End of Period	46,659	2,290
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest		791
Cash paid for taxes